UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_6/30/09________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  7/6/09
   [Signature]               [City, State]
[Date]





Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in
    this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of
the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 142

Form 13F Information Table Value Total: $  362,321
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Co                          COM              88579y101      397     6600 SH       SOLE                     6600
                                                               216     3600 SH       OTHER   1,2,3                     3600
Abbott Laboratories            COM              002824100      744    15823 SH       SOLE                    15823
                                                               627    13330 SH       OTHER   1,2,3                    13330
Abercrombie & Fitch ClA        COM              002896207     1939    76380 SH       SOLE                    76380
                                                              1953    76930 SH       OTHER   1,2,3                    76930
Agco Corp                      COM              001084102      567    19495 SH       SOLE                    19495
                                                               875    30085 SH       OTHER   1,2,3                    30085
Allstate Corp                  COM              020002101      648    26560 SH       SOLE                    26560
                                                              1003    41106 SH       OTHER   1,2,3                    41106
Amgen Inc                      COM              031162100     2257    42634 SH       SOLE                    42634
                                                              2486    46950 SH       OTHER   1,2,3                    46950
Anadarko Petroleum             COM              032511107      581    12800 SH       SOLE                    12800
                                                               862    19000 SH       OTHER   1,2,3                    19000
Bank Amer Corp                 COM              060505104      711    53880 SH       SOLE                    53880
                                                               644    48824 SH       OTHER   1,2,3                    48824
Boeing Co                      COM              097023105      454    10690 SH       SOLE                    10690
                                                               582    13690 SH       OTHER   1,2,3                    13690
Brinker International Inc      COM              109641100      504    29600 SH       SOLE                    29600
                                                               668    39200 SH       OTHER   1,2,3                    39200
Cablevision Sys Cl A           COM              12686C109      408    21000 SH       SOLE                    21000
Cabot Corp                     COM              127055101       80     6340 SH       SOLE                     6340
                                                                94     7475 SH       OTHER   1,2,3                     7475
Campbell Soup Co               COM              134429109      566    19245 SH       SOLE                    19245
                                                               485    16485 SH       OTHER   1,2,3                    16485
Chevron Corp                   COM              166764100     1445    21815 SH       SOLE                    21815
                                                              1668    25175 SH       OTHER   1,2,3                    25175
Christopher & Banks Cp         COM              171046105      405    60305 SH       SOLE                    60305
                                                               473    70559 SH       OTHER   1,2,3                    70559
Cimarex Energy Co              COM              171798101     1199    42315 SH       SOLE                    42315
                                                              1147    40470 SH       OTHER   1,2,3                    40470
Comcast Corp New Cl A          COM              20030N101     1494   103338 SH       SOLE                   103338
                                                              1576   108960 SH       OTHER   1,2,3                   108960
Conocophillips                 COM              20825C104     1398    33230 SH       SOLE                    33230
                                                              1494    35515 SH       OTHER   1,2,3                    35515
Dell Inc                       COM              24702r101      231    16858 SH       SOLE                    16858
                                                               142    10310 SH       OTHER   1,2,3                    10310
Eastman Chemical Co            COM              277432100      442    11660 SH       SOLE                    11660
                                                               428    11290 SH       OTHER   1,2,3                    11290
Electronics For Imagng         COM              286082102      390    36630 SH       SOLE                    36630
                                                               394    36950 SH       OTHER   1,2,3                    36950
Emulex Corp Com New            COM              292475209     1921   196400 SH       SOLE                   196400
                                                              1354   138400 SH       OTHER   1,2,3                   138400
Entergy Corp New Com           COM              29364G103      690     8900 SH       SOLE                     8900
                                                               624     8055 SH       OTHER   1,2,3                     8055
Enterprise Products Ptrs       COM              293792107      523    20980 SH       SOLE                    20980
Erie Indemnity Class B         COM              29530P201   200828     2340 SH       OTHER                             2340
Fedex Corp Com                 COM              31428X106     1011    18185 SH       SOLE                    18185
                                                              1121    20160 SH       OTHER   1,2,3                    20160
Genzyme Corp-Gen Div           COM              372917104      488     8768 SH       SOLE                     8768
                                                               551     9900 SH       OTHER   1,2,3                     9900
Goldman Sachs                  COM              38141G104     1761    11942 SH       SOLE                    11942
                                                              1721    11675 SH       OTHER   1,2,3                    11675
Integrated Device Tech         COM              458118106     1241   205430 SH       SOLE                   205430
                                                              1129   186905 SH       OTHER   1,2,3                   186905
J P Morgan Chase               COM              46625H100     1339    39266 SH       SOLE                    39266
                                                              1656    48557 SH       OTHER   1,2,3                    48557
Johnson & Johnson              COM              478160104     1886    33200 SH       SOLE                    33200
                                                              1737    30575 SH       OTHER   1,2,3                    30575
K Sea Transn Ptnrs Lp Com      COM              48268Y101      336    17119 SH       SOLE                    17119
Kemet Corp                     COM              488360108        8    17655 SH       SOLE                    17655
                                                                 1     1093 SH       OTHER                             1093
Kroger Co                      COM              501044101     1782    80800 SH       SOLE                    80800
                                                              1677    76060 SH       OTHER   1,2,3                    76060
Lilly Eli & Co                 COM              532457108      755    21785 SH       SOLE                    21785
                                                               613    17700 SH       OTHER   1,2,3                    17700
Loews Corp                     COM              540424108      788    28745 SH       SOLE                    28745
                                                               630    22995 SH       OTHER   1,2,3                    22995
Lowe's Companies Inc           COM              548661107      728    37525 SH       SOLE                    37525
                                                               969    49900 SH       OTHER   1,2,3                    49900
Marathon Oil                   COM              565849106      752    24945 SH       SOLE                    24945
                                                               715    23720 SH       OTHER   1,2,3                    23720
Merck & Co Inc                 COM              589331107      359    12830 SH       SOLE                    12830
                                                               426    15231 SH       OTHER   1,2,3                    15231
Micron Technology Inc          COM              595112103      506    99915 SH       SOLE                    99915
                                                               676   133689 SH       OTHER   1,2,3                   133689
Morgan Stanley                 COM              617446448      827    29015 SH       SOLE                    29015
                                                               885    31055 SH       OTHER   1,2,3                    31055
Nike, Inc Cl B                 COM              654106103      449     8675 SH       SOLE                     8675
                                                               315     6075 SH       OTHER   1,2,3                     6075
Norfolk Southern               COM              655844108     1741    46215 SH       SOLE                    46215
                                                              1308    34735 SH       OTHER   1,2,3                    34735
Omnivision Technologies        COM              682128103     1333   128310 SH       SOLE                   128310
                                                              1492   143580 SH       OTHER   1,2,3                   143580
Partnerre Ltd                  COM              G6852T105      291     4485 SH       SOLE                     4485
                                                               441     6790 SH       OTHER   1,2,3                     6790
PepsiCo Inc                    COM              713448108      462     8408 SH       SOLE                     8408
                                                               500     9095 SH       OTHER   1,2,3                     9095
Pfizer Inc                     COM              717081103      995    66326 SH       SOLE                    66326
                                                               880    58644 SH       OTHER   1,2,3                    58644
Photronics Inc                 COM              719405102      650   160606 SH       SOLE                   160606
                                                               700   172952 SH       OTHER   1,2,3                   172952
Plantronics Inc New            COM              727493108     1393    73660 SH       SOLE                    73660
                                                              1022    54040 SH       OTHER   1,2,3                    54040
Seacor Holdings, Inc.          COM              811904101      716     9520 SH       SOLE                     9520
                                                               677     8992 SH       OTHER   1,2,3                     8992
Seagate Tech Hldgs             COM              G7945J104      905    86500 SH       SOLE                    86500
                                                               903    86300 SH       OTHER   1,2,3                    86300
Silicon Image Inc Com          COM              82705T102      252   109950 SH       SOLE                   109950
                                                               238   103972 SH       OTHER   1,2,3                   103972
Southwest Airlines Co          COM              844741108     1361   202195 SH       SOLE                   202195
                                                              1501   222990 SH       OTHER   1,2,3                   222990
Suburban Propane Ptrs          COM              864482104      524    12420 SH       SOLE                    12420
Sunoco Logistics Pt Lp Com Uni COM              86764L108      522     9635 SH       SOLE                     9635
Suntrust Banks Inc             COM              867914103      477    28980 SH       SOLE                    28980
                                                               528    32105 SH       OTHER   1,2,3                    32105
TC Pipelines Lp                COM              87233Q108      572    16440 SH       SOLE                    16440
Time Warner Cable Inc Com      COM              88732J207      190     5999 SH       SOLE                     5999
                                                               129     4081 SH       OTHER   1,2,3                     4081
Time Warner Inc                COM              887317303      720    28593 SH       SOLE                    28593
                                                               548    21739 SH       OTHER   1,2,3                    21739
Unum Group                     COM              91529Y106      329    20720 SH       SOLE                    20720
                                                               311    19600 SH       OTHER   1,2,3                    19600
Verizon Comm                   COM              92343V104     1612    52443 SH       SOLE                    52443
                                                              1598    51993 SH       OTHER   1,2,3                    51993
Wal-Mart Stores Inc            COM              931142103     1114    22991 SH       SOLE                    22991
                                                              1165    24050 SH       OTHER   1,2,3                    24050
Walgreen Co                    COM              931422109     2080    70750 SH       SOLE                    70750
                                                              2307    78475 SH       OTHER   1,2,3                    78475
Western Gas Partnrs Lp Com Uni COM              958254104      509    32790 SH       SOLE                    32790
ADR BP PLC                     ADR              055622104      223 4667.0000SH       SOLE                4667.0000
ADR Royal Dutch Shell Plc Spon ADR              780259206      929 18508.0000SH      SOLE               18508.0000
                                                                48 950.0000 SH       OTHER   1,2,3                 950.0000
Midcap SPDR Trust Ser 1                         595635103      375 3560.000 SH       SOLE                 3560.000
Powershares Glb ETF Fd S&P 500                  73936G308      655 35300.000SH       SOLE                35300.000
SPDR Trust Series 1                             78462F103    10088 109717.000SH      SOLE               109717.000
                                                              1894 20596.000SH       OTHER   1,2,3                20596.000
Vanguard Total Stock Market VI                  922908769     1029 22229.000SH       SOLE                22229.000
iShares Russel 2000                             464287655      253 4947.000 SH       SOLE                 4947.000
iShares Tr Rusl 2000 Grow                       464287648      646 11400.000SH       SOLE                11400.000
Spdr Series Trust Lehmn Intl E                  78464A516      213     3891 SH       SOLE                     3891
iShares Barclays Aggregate Bon                  464287226     1914    18739 SH       SOLE                    18739
iShares GS $ InvesTop Corp Bd                   464287242     1384    13803 SH       SOLE                    13803
iShares Lehman 1-3 Yr Tsy Bd F                  464287457      329     3932 SH       SOLE                     3932
iShares Tr Barclys 1-3yr Cr                     464288646     6437    62452 SH       SOLE                    62452
                                                               435     4219 SH       OTHER                             4219
Vanguard Intl Eqty Idx Emr Mkt                  922042858     1112    34933 SH       SOLE                    34933
iShares Inc MSCI Japan                          464286848      260    27595 SH       SOLE                    27595
iShares MSCI EAFE                               464287465    26494   578338 SH       SOLE                   578338
                                                               440     9594 SH       OTHER                             9594
iShares MSCI EMRG                               464287234     1665    51669 SH       SOLE                    51669
                                                                52     1618 SH       OTHER                             1618